General Information - Additional Information (Detail) - employee			6 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 04, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary	82.30%	75.18%	100.00%
Number of employees			16,461	16,461	16,731
Average number of employees				16,780	16,969
Enel S.p.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary				82.30%